Note 2 - Liquidity (Details) (USD $)	1 Months Ended	12 Months Ended		1 Months Ended
	Aug. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Nov. 30, 2014
Note 2 - Liquidity (Details) [Line Items]
Proceeds from Convertible Debt	$ 10,500,000	$ 12,499,998	$ 10,500,000
Working Capital		8,200,000
Mandatorily Convertible PIK Notes Due 2018 [Member]
Note 2 - Liquidity (Details) [Line Items]
Proceeds from Convertible Debt				$ 12,500,000
Debt Instrument, Interest Rate, Stated Percentage				10.00%